November 28, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Rule 24f-2 Notice for AARP Cash Investment Funds (Securities Act Registration Statement File No. 2-81427) for Fiscal Year Ended September 30, 1995

Dear Sir/Madam:

In accordance with the provisions of Rule 24f-2, AARP Cash Investment Funds (the "Trust") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

a) 85,505,319 shares of beneficial interest of the Trust were registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the fiscal year.

b) No shares of beneficial interest of the Trust were registered during the year other than pursuant to Rule 24f-2.

c) 405,381,235 shares of beneficial interest of the Trust were sold during the fiscal year. (See Schedule A.)

d) 370,960,332 shares of beneficial interest of the Trust were sold during the fiscal year in reliance upon the Trust's declaration in its registration statement which became effective October 25, 1983, of the registration of an indefinite amount of securities under Rule 24f-2. Attached to the Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable.

In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the fiscal year was reduced by the difference between:

         (1) The actual aggregate redemption price of the shares redeemed by the Trust during the fiscal year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by the Trust pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

          Aggregate Sale Price For All Shares Sold During Fiscal Year Pursuant to Rule                                $370,960,332
          24f-2

          Reduced by the Difference Between

          1)       Aggregate Redemption Price of Shares Redeemed during the Fiscal Year         $370,960,332

                   and,

          2)       Aggregate Redemption Price of Redeemed Shares Previously Applied by               -0-              $370,960,332
                   Fund Pursuant to Rule 24e-2(a) in Filings made pursuant to Section              ------             ------------
                   24(e)(1) of Investment Company Act of 1940

                                                                                                                              $-0-
                                                                                                                     =============

34,420,903 shares have been applied from the Trust's definite share registration.

Any questions regarding the matter should be addressed to me at Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110--4103.

Very truly yours,

/s/Thomas F. McDonough
Thomas F. McDonough
Assistant Secretary







SCHEDULE A

                                                        Shares Sold                                      Shares Redeemed
                                                        -----------                                      ---------------
Fund*                                         Shares                   Amount                   Shares                    Amount
-----                                         ------                   ------                   ------                    ------
AARP High Quality Money Fund               405,381,235              $405,381,235             370,960,332               $370,960,332

*        The above named Fund is a series of the Trust

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